Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities [Abstract]
Net Loss	$ (68,460)	$ (47,227)	$ (12,722)
Adjustments to reconcile net loss to cash used in operating activities:
Impairment of Goodwill and Acquired Intangible Assets	34,398	10,702	0
Depreciation and Amortization	6,187	7,450	3,453
Share-based Compensation	9,131	7,154	3,253
Provision for Doubtful Accounts	715	1,567	0
Deferred Income Tax Provision (Benefit)	349	(1,632)	(3)
Amortization of Debt Issuance Costs	1,453	727	3
Loss on Extinguishment of Debt	502	0	0
Fair Value Adjustment of Warrants	(1,248)	(478)	0
Changes in operating assets and liabilities (net of effects of acquisition):
Accounts Receivable	(1,185)	(1,499)	(4,827)
Inventories	1,282	6	(424)
Accounts Payable and Accrued Liabilities	1,066	1,984	3,311
Accrued Payroll and Employee Compensation	(377)	(1,187)	951
Deferred Revenue	(1,344)	(1,901)	57
Other Assets and Liabilities, Net	58	1,177	(1,597)
Net Cash Used in Operating Activities	(17,473)	(23,157)	(8,545)
Investing activities:
Purchase of Fixed Assets	(237)	(415)	(487)
Development costs capitalized as intangible assets	0	(108)	(1,499)
Payments to Acquire Intangible Assets	0	(60)	(4,013)
Loan to Related Party	0	0	(7,750)
Proceeds Received from Related Party Loan	0	0	2,500
Cash Acquired from Acquisition	0	0	2,312
Net Cash Used in Investing Activities	(237)	(583)	(8,937)
Financing activities:
Proceeds from Debt	18,195	0	0
Repayments of Debt	(7,391)	0	0
Proceeds from issuance of common shares and warrants	5,831	16,812	12,092
Payments of Stock Issuance Costs	0	(1,009)	(868)
Proceeds from Related Party Debt	2,500	10,000	5,000
Repayments of Related Party Debt	(5,000)	0	0
Proceeds from Credit Facility, Net	0	2,501	141
Proceeds from Exercise of Stock Options	0	225	148
Payment for restricted stock units tax liability on net settlement	(12)	(231)	0
Net Cash Provided by Financing Activities	14,123	28,298	16,513
Effect of Exchange Rate on Cash	(18)	(155)	10
Net (decrease) increase in cash and cash equivalents	(3,605)	4,403	(959)
Cash and Cash Equivalents, beginning of period	8,661	4,258	5,217
Cash and Cash Equivalents, end of period	$ 5,056	$ 8,661	$ 4,258